Supplemental Financial Information - Summary of Other Income Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonoperating Income (Expense) [Abstract]
Gain on fair value of public and private placement of warrants	$ 25,681	$ 0	$ 0
Gain on forgiveness of PPP note	4,850	0	0
Gain on change in fair value of contingent consideration	4,700	0	0
Gain (loss) on mark to market derivatives	0	8,145	(464)
Other (miscellaneous)	815	2,715	740
Other income, net	$ 36,046	$ 10,860	$ 276